Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of lessee, operating lease, liability, maturity	The future minimum lease commitments as of December 31, 2021 are as follows:

Year ending December 31:
2022	$525
2023	540
2024	276

$1,341